OTHER NON-FINANCIAL LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
Accrued committed compensation	$ 58,509
Compensation deferred income	118,188
Commercial accounts payable	$ 29,507